Shareholders' equity - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions					12 Months Ended
	Apr. 25, 2025	Jan. 31, 2024	Apr. 26, 2023	Apr. 26, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Class of Stock [Line Items]
Amounts available for distributions					¥ 1,405,134	¥ 1,418,959	¥ 1,425,642
Dividends on common stock per share					¥ 57	¥ 23	¥ 17
Cancellation of treasury stock						70,000,000
Repurchased shares of common stock					63,523,657	80,617,143	50,016,744
Minimum tradable quantity of share lot					100
Commemorative dividend declared per share					¥ 10
Board of directors meeting held on April 26, 2022 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased				50,000,000
Share buyback program authorized amount				¥ 30,000
Repurchased shares of common stock				50,000,000
Repurchased shares of common stock at cost				¥ 24,719
Board of directors meeting held on April 26, 2022 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date				May 17, 2022
Board of directors meeting held on April 26, 2022 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date				Mar. 31, 2023
Board of directors meeting held on April 26, 2023 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased			35,000,000
Share buyback program authorized amount			¥ 20,000
Repurchased shares of common stock			34,368,500
Repurchased shares of common stock at cost			¥ 20,000
Board of directors meeting held on April 26, 2023 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date			May 16, 2023
Board of directors meeting held on April 26, 2023 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date			Mar. 29, 2024
Board of directors meeting held on January 31, 2024 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased		125,000,000
Share buyback program authorized amount		¥ 100,000
Repurchased shares of common stock		109,726,600
Repurchased shares of common stock at cost		¥ 100,000
Board of directors meeting held on January 31, 2024 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date		Feb. 16, 2024
Board of directors meeting held on January 31, 2024 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date		Sep. 30, 2024
Board of directors meeting held on April 25 2025 [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Percentage of outstanding shares	3.20%
Board of directors meeting held on April 25 2025 [Member] | Minimum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share buyback program date	May 15, 2025
Board of directors meeting held on April 25 2025 [Member] | Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased	100,000,000
Share buyback program authorized amount	¥ 60,000
Share buyback program date	Dec. 30, 2025